LOANS AND OTHER FINANCING - Summary of Net Loans and Other Financing (Detail) - ARS ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Documented Interests
Non-Financial Public Sector	$ 9,083,960	$ 8,843,039
Financial Institutions	118,948,414	178,433,805
Loans	118,948,414	178,433,805
Non-Financial Private Sector and Residents Abroad	17,302,567,883	16,158,663,135
Loans	16,964,127,734	15,748,096,713
Finance Leases	37,113,676	34,589,915
Other Financing	301,326,473	375,976,507
Less: Allowances	(946,516,985)	(724,916,008)
Loans and Other Financing	16,484,083,272	15,621,023,971
Advances
Documented Interests
Loans	850,636,559	680,086,804
Overdrafts
Documented Interests
Loans	4,556,499,937	4,264,408,098
Mortgage
Documented Interests
Loans	529,297,536	344,863,307
Pledges
Documented Interests
Loans	445,461,845	431,716,236
Personal
Documented Interests
Loans	2,238,479,596	1,914,619,084
Credit cards
Documented Interests
Loans	6,924,384,981	6,693,176,924
Other Loans
Documented Interests
Loans	856,507,659	964,920,433
Accrued Interest, Adjustments and Exchange Rate Differences on Foreign
Documented Interests
Loans	594,363,898	492,035,582
Documented Interest
Documented Interests
Loans	$ (31,504,277)	$ (37,729,755)